Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and deposits	¥ 3,346,401	¥ 2,764,771	¥ 2,759,412
Negotiable certificate of deposit and other	1,754,456	1,333,679	843,393
Total	¥ 5,100,857	¥ 4,098,450	¥ 3,602,805	¥ 3,602,805